CONTINGENT CONSIDERATION ON BUISNESS COMBINATION AND OTHER	12 Months Ended
Dec. 31, 2022
Disclosure Of Contingent Consideration On Buisness Combination And Other [Abstract]
CONTINGENT CONSIDERATION ON BUISNESS COMBINATION AND OTHER
NOTE 14 - CONTINGENT CONSIDERATION ON BUISNESS COMBINATION AND OTHER

Contingent consideration on business combination:

On October 9, 2020, Aspire completed a business combination of BTOBET, in consideration for cash plus performance based contingent consideration of seven times BTOBET 2022's EBIT, minus the consideration already paid. The contingent based consideration was determined by management at Euro 8.2 million, and a notice was served to the former BTOBET shareholders in March 2023. Further an additional provision of approximately Euro 2 million was recorded in the preliminary purchase price allocation, see Note 4 above.

Other:

On March 17, 2020, PariPlay granted to its executive officer 111 options to buy 9.9% of its shares on a fully diluted basis, to be vested over 2 years of employment. The exercise price of each option is GBP 1.0 and they will expire in 10 years. During the fourth quarter of 2022, the Company committed to buy his options in consideration for Euro 5.8 million, to be paid in 2023.